N-4	Mar. 27, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Mar. 27, 2026
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees of the fund approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class. Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Nationwide Advisory Retirement Income Annuity | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Nationwide Advisory Retirement Income Annuity - New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees of the fund approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class. Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory Retirement Income Annuity - New York | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Nationwide Advisory Retirement Income Annuity - New York | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC